RELATED PARTY TRANSACTIONS - REVENUES COLLECTED AND SETTLED THROUGH CSRG (Details) - CSRG [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenues collected and settled through related parties [line items]
Passenger transportation	¥ 7,475,003	¥ 7,532,999	¥ 7,295,985
Freight transportation	1,740,907	1,849,360	1,266,122
Other transportation related services	74,870	78,935	112,267
Revenue arising from exchanges of goods or services	¥ 9,290,780	¥ 9,461,294	¥ 8,674,374